Financial and capital risk management (Details 9) - Embedded Derivatives Gas Purchase [Member] - Risk Pellet Price Increase [Member]	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities